STATEMENTS OF CASH FLOWS - USD ($)	11 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jan. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (364,077)	$ (69,806)	$ (84,793)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest contribution	2,168	$ 5,053	590
Amortization of debt discounts	917		4,947
Stock options issued for compensation	283,126	$ 57,654	62,942
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	3,519	(1,540)	1,772
Shareholder advances	74,331	8,558	14,467
Net Cash Provided By (Used in) Operating Activities	(16)	(81)	(75)
Net increase (decrease) in cash and cash equivalents	(16)	(81)	(75)
Cash and cash equivalents, beginning of period	$ 16
Cash and cash equivalents, end of period		$ 10	$ 16
Supplemental cash flow information
Cash paid for interest
Cash paid for taxes